Consolidated companies as of December 31, 2021	12 Months Ended
Dec. 31, 2021
Consolidated companies as of December 31, 2021
Consolidated companies as of December 31, 2021

32. Consolidated companies as of December 31, 2021

		Year ended December 31,
		2021		2020	2019
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2021 vs 2020)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

BioFocus DPI AG (liquidated)	Switzerland	0%		0%	100%
Galapagos Biopharma Belgium BV	Belgium	100%		100%	100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos Biopharma Spain S.L.U.	Spain	100%		100%	100%
Galapagos Biopharma Italy S.r.l.	Italy	100%		100%	100%
Galapagos Biopharma Germany GmbH	Germany	100%		100%	100%
Galapagos Biopharma Sweden AB	Sweden	100%	100%	0%	0%
Galapagos Biopharma Norway AS	Norway	100%	100%	0%	0%
Galapagos Biopharma Finland Oy	Finland	100%	100%	0%	0%
Galapagos Biopharma Denmark ApS	Denmark	100%	100%	0%	0%
Galapagos Biopharma Austria GmbH	Austria	100%	100%	0%	0%
Galapagos Biopharma Ireland Ltd	Ireland	100%	100%	0%	0%
Galapagos B.V.	The Netherlands	100%		100%	100%
Galapagos Biotech Ltd (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
Galapagos, Inc. (formerly Biofocus, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate Belgium BV (former Galapagos Real Estate 1 BV)	Belgium	100%		100%	100%
Galapagos Real Estate 2 BV	Belgium	0%		0%	100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos SASU	France	100%		100%	100%
Fidelta d.o.o.	Croatia	0%	(100%)	100%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%

On January 4, 2021 we closed the sale of our fee-for-service business Fidelta. Selvita S.A. acquired 100% of the outstanding shares in Fidelta.

In 2021 the following new entities were incorporated: Galapagos Biopharma Sweden AB (Stockholm, Sweden), Galapagos Biopharma Norway AS (Oslo, Norway), Galapagos Biopharma Finland Oy (Helsinki, Finland), Galapagos Biopharma Denmark ApS (Kopenhagen, Denmark), Galapagos Biopharma Austria GmbH (Vienna, Austria) and Galapagos Biopharma Ireland Ltd (Dublin, Ireland).

There are no significant restrictions on the group’s ability to access or use assets and settle liabilities of one of the group’s subsidiaries.